                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                       AIM GLOBAL TELECOMMUNICATIONS FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          SUPPLEMENT DATED JULY 1, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999


Effective June 1, 1999, the AIM Global Telecommunications Fund's name changed to the AIM Global Telecommunications and Technology Fund to better reflect its principal investment strategies.

                             ADVISOR CLASS SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                       AIM GLOBAL TELECOMMUNICATIONS FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          SUPPLEMENT DATED JULY 1, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999



Effective June 1, 1999, the AIM Global Telecommunications Fund's name changed to the AIM Global Telecommunications and Technology Fund to better reflect its principal investment strategies.